Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following (in $000s):
	March 31,	December 31,
	2025	2024
Prepayments	70	237
Other current assets	194	300
	$264	$537

The following is a summary of prepaid expenses and other current assets at December 31, 2024 and 2023 (in thousands):

	December 31,	December 31,
	2024	2023
Research and development tax credit receivable	$—	$2,933
Prepayments and VAT receivable	237	792
Other current assets	300	341
	$537	$4,066